Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.03%
Australia–1.80%
Ampol Ltd.	249	$5,388
APA Group	849	6,353
ASX Ltd.	141	6,904
BlueScope Steel Ltd.	545	7,457
Brambles Ltd.	1,106	9,404
Cochlear Ltd.	46	6,943
Coles Group Ltd.	954	11,995
Dexus	805	4,670
Fortescue Metals Group Ltd.	1,267	20,098
Goodman Group	1,103	15,772
GPT Group (The)	1,406	4,562
James Hardie Industries PLC, CDI	203	4,554
Lendlease Corp. Ltd.	952	5,821
Mineral Resources Ltd.	120	7,610
Mirvac Group	2,727	4,401
Newcrest Mining Ltd.	580	9,291
QBE Insurance Group Ltd.	755	7,366
REA Group Ltd.	44	3,954
Stockland	1,744	4,865
Suncorp Group Ltd.	627	5,567
Transurban Group	2,053	20,118
Vicinity Ltd.	4,613	6,738
		179,831
Austria–0.11%
Mondi PLC	307	5,773
Verbund AG	64	5,461
		11,234
Belgium–0.19%
KBC Group N.V.	189	13,976
Umicore S.A.	141	5,331
		19,307
Canada–4.16%
Agnico Eagle Mines Ltd.	324	18,297
Bank of Nova Scotia (The)	893	48,343
Canadian National Railway Co.	447	53,208
Canadian Tire Corp. Ltd., Class A	47	5,588
FirstService Corp.	33	4,716
Fortis, Inc.	321	13,189
Gildan Activewear, Inc.	175	5,487
Intact Financial Corp.	119	17,264
Magna International, Inc.	235	15,256
Metro, Inc.	148	8,033
National Bank of Canada	259	19,456
Northland Power, Inc.	170	4,566
Nutrien Ltd.	385	31,870
Parkland Corp.	170	3,994
Pembina Pipeline Corp.	377	13,377
Ritchie Bros. Auctioneers, Inc.	103	6,229
Rogers Communications, Inc., Class B	252	12,252
Shopify, Inc., Class A(a)	820	40,410
Toromont Industries Ltd.	61	4,873
Shares		Value
Canada–(continued)
Toronto-Dominion Bank (The)	1,297	$89,739
		416,147
China–0.54%
BOC Hong Kong Holdings Ltd.	2,500	8,720
Prosus N.V.(a)	556	44,969
		53,689
Denmark–2.51%
AP Moller - Maersk A/S, Class B	5	10,874
Coloplast A/S, Class B	85	10,256
Genmab A/S(a)	50	19,559
Novo Nordisk A/S, Class B	1,221	169,088
Orsted A/S(b)	141	12,568
Pandora A/S	85	7,078
Vestas Wind Systems A/S	725	21,181
		250,604
Finland–0.51%
Elisa OYJ	86	4,903
Kesko OYJ, Class B	186	4,332
Neste OYJ	307	14,640
Orion OYJ, Class B	101	5,409
Stora Enso OYJ, Class R	271	3,875
UPM-Kymmene OYJ	347	12,584
Wartsila OYJ Abp	507	4,821
		50,564
France–3.32%
AXA S.A.	1,445	45,046
Bureau Veritas S.A.	219	6,258
Cie Generale des Etablissements Michelin S.C.A.	496	15,741
Danone S.A.	503	27,527
EssilorLuxottica S.A.	219	40,074
Hermes International	21	39,356
Klepierre S.A.	223	5,662
L’Oreal S.A.	175	72,289
Publicis Groupe S.A.	92	6,490
Schneider Electric SE	392	63,566
Valeo	190	4,144
Vivendi SE	546	5,871
		332,024
Germany–1.48%
adidas AG	136	21,799
Allianz SE	297	70,853
Deutsche Boerse AG	141	25,195
Merck KGaA	87	18,089
Puma SE	71	4,810
Zalando SE(a)(b)	153	7,095
		147,841
Hong Kong–1.15%
AIA Group Ltd.	8,800	99,374
Hang Seng Bank Ltd.	600	9,978

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Hong Kong–(continued)
MTR Corp. Ltd.	1,000	$5,366
		114,718
Ireland–0.35%
CRH PLC	534	24,843
Kerry Group PLC, Class A	110	10,326
		35,169
Israel–0.09%
Bank Leumi Le-Israel BM	1,031	9,105
Italy–0.42%
Amplifon S.p.A.	119	3,284
Intesa Sanpaolo S.p.A.	11,912	31,282
Terna Rete Elettrica Nazionale S.p.A.	929	7,372
		41,938
Japan–5.91%
Aeon Co. Ltd.	500	10,248
Ajinomoto Co., Inc.	400	13,186
Asahi Kasei Corp.	900	6,828
Astellas Pharma, Inc.	1,400	20,664
Daifuku Co. Ltd.	100	5,520
Dai-ichi Life Holdings, Inc.	700	16,431
Daiichi Sankyo Co. Ltd.	1,200	37,713
Daikin Industries Ltd.	200	34,823
FANUC Corp.	100	17,700
Fast Retailing Co. Ltd.	45	27,308
Fujitsu Ltd.	100	14,321
Hankyu Hanshin Holdings, Inc.	200	5,936
Ibiden Co. Ltd.	100	3,912
JFE Holdings, Inc.	400	5,274
Kao Corp.	400	16,310
KDDI Corp.	1,200	37,493
Kikkoman Corp.	100	5,286
Kubota Corp.	600	9,004
Kurita Water Industries Ltd.	100	4,514
Mitsubishi Chemical Group Corp.	800	4,487
Nippon Express Holdings, Inc.	100	5,795
Nitto Denko Corp.	100	6,471
Nomura Research Institute Ltd.	300	7,197
Omron Corp.	100	5,797
ORIX Corp.	900	15,808
Panasonic Holdings Corp.	1,600	14,839
Recruit Holdings Co. Ltd.	1,000	32,099
Sekisui House Ltd.	400	7,554
SG Holdings Co. Ltd.	200	3,089
SoftBank Corp.	1,800	20,593
Sompo Holdings, Inc.	200	8,636
Sony Group Corp.	900	80,343
Sumitomo Chemical Co. Ltd.	1,400	5,368
Suntory Beverage & Food Ltd.	200	6,747
Sysmex Corp.	100	6,641
Terumo Corp.	300	8,711
Tokyo Electron Ltd.	100	35,092
Tokyu Corp.	300	3,859
Toray Industries, Inc.	900	5,532
Yamaha Corp.	100	3,890
Yamaha Motor Co. Ltd.	200	4,921
Shares		Value
Japan–(continued)
Z Holdings Corp.	1,900	$5,495
		591,435
Netherlands–2.56%
Akzo Nobel N.V.	144	10,711
ASML Holding N.V.	298	197,355
Koninklijke DSM N.V.	125	16,072
NN Group N.V.	210	9,120
Wolters Kluwer N.V.	213	23,214
		256,472
New Zealand–0.04%
Meridian Energy Ltd.	1,313	4,537
Norway–0.24%
DNB Bank ASA	692	12,928
Orkla ASA	740	5,527
Telenor ASA	492	5,147
		23,602
Singapore–0.19%
CapitaLand Investment Ltd.	1,700	5,161
United Overseas Bank Ltd.	600	13,666
		18,827
Spain–0.67%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	35,641
Industria de Diseno Textil S.A.	818	25,545
Red Electrica Corp. S.A.	322	5,707
		66,893
Sweden–0.46%
Boliden AB	242	10,882
Electrolux AB, Class B	385	5,460
Essity AB, Class B	400	10,454
Husqvarna AB, Class B	721	6,147
Svenska Cellulosa AB S.C.A., Class B	423	5,870
Tele2 AB, Class B	329	2,843
Telia Co. AB	1,832	4,736
		46,392
Switzerland–0.96%
Givaudan S.A.	7	22,720
Kuehne + Nagel International AG, Class R	37	8,817
Lonza Group AG	53	30,256
SGS S.A.	4	9,751
Sonova Holding AG, Class A	38	9,500
Swiss Life Holding AG	25	14,773
		95,817
United Kingdom–4.79%
abrdn PLC	2,846	7,471
Ashtead Group PLC	350	23,042
Barratt Developments PLC	695	3,957
Berkeley Group Holdings PLC	72	3,695
British Land Co. PLC (The)	716	3,921
BT Group PLC	5,446	8,399
Bunzl PLC	144	5,286
Burberry Group PLC	280	8,516
CNH Industrial N.V.	767	13,506
Coca-Cola Europacific Partners PLC	143	8,039
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United Kingdom–(continued)
Croda International PLC	84	$7,158
DCC PLC	66	3,760
Informa PLC	982	8,112
InterContinental Hotels Group PLC	122	8,443
Intertek Group PLC	89	4,784
J Sainsbury PLC	1,618	5,248
Johnson Matthey PLC	161	4,496
Just Eat Takeaway.com N.V.(a)(b)	210	5,408
Kingfisher PLC	1,562	5,384
Legal & General Group PLC	2,780	8,744
Liberty Global PLC, Class C(a)	418	9,342
Linde PLC	368	121,786
National Grid PLC	2,557	32,525
Pearson PLC	540	6,143
RELX PLC	1,431	42,531
Schroders PLC	658	3,893
Segro PLC	825	8,493
Severn Trent PLC	142	4,943
St James’s Place PLC	391	5,931
Unilever PLC	1,879	95,996
		478,952
United States–66.58%
Adobe, Inc.(a)	342	126,656
Agilent Technologies, Inc.	229	34,826
Allegion PLC	65	7,641
Ally Financial, Inc.	283	9,195
American Express Co.	464	81,168
American Tower Corp.	346	77,293
American Water Works Co., Inc.	97	15,180
Ameriprise Financial, Inc.	91	31,861
AmerisourceBergen Corp.	122	20,613
Amgen, Inc.	395	99,698
Aptiv PLC(a)(c)	201	22,731
Atmos Energy Corp.	97	11,401
Automatic Data Processing, Inc.	313	70,679
Baker Hughes Co., Class A	708	22,472
Ball Corp.	187	10,891
Bank of New York Mellon Corp. (The)	602	30,443
Becton, Dickinson and Co.	218	54,984
Best Buy Co., Inc.	174	15,437
Biogen, Inc.(a)	111	32,290
BlackRock, Inc.	114	86,550
Bunge Ltd.	100	9,910
C.H. Robinson Worldwide, Inc.	102	10,217
Cardinal Health, Inc.	230	17,768
Carrier Global Corp.	498	22,674
Caterpillar, Inc.	398	100,411
CBRE Group, Inc., Class A(a)	246	21,035
Centene Corp.(a)	429	32,707
Cheniere Energy, Inc.	165	25,210
Cigna Corp.	230	72,834
Clorox Co. (The)	90	13,022
CME Group, Inc., Class A	268	47,345
Coca-Cola Co. (The)	3,018	185,064
Colgate-Palmolive Co.	594	44,271
Computershare Ltd.	448	7,503
Conagra Brands, Inc.	196	7,289
Consolidated Edison, Inc.	250	23,828
Shares		Value
United States–(continued)
Cummins, Inc.	109	$27,200
DaVita, Inc.(a)	71	5,850
DENTSPLY SIRONA, Inc.	158	5,819
Dover Corp.	68	10,324
Ecolab, Inc.	191	29,573
Edwards Lifesciences Corp.(a)	468	35,896
Elanco Animal Health, Inc.(a)	380	5,217
Electronic Arts, Inc.	223	28,696
Elevance Health, Inc.	170	84,998
Equinix, Inc.	65	47,978
Essential Utilities, Inc.	109	5,094
Eversource Energy	245	20,171
Expeditors International of Washington, Inc.	125	13,519
FactSet Research Systems, Inc.	28	11,842
Fastenal Co.	422	21,332
Fortune Brands Innovations, Inc.	97	6,257
General Mills, Inc.	449	35,184
Gilead Sciences, Inc.	937	78,652
Halliburton Co.	659	27,164
Hasbro, Inc.	95	5,621
HCA Healthcare, Inc.	172	43,872
Healthpeak Properties, Inc.	222	6,101
Henry Schein, Inc.(a)	98	8,443
Hilton Worldwide Holdings, Inc.	215	31,194
Hologic, Inc.(a)	185	15,053
Home Depot, Inc. (The)	746	241,831
Hormel Foods Corp.	220	9,968
Humana, Inc.	93	47,588
Huntington Bancshares, Inc.	789	11,969
IDEX Corp.	55	13,182
IDEXX Laboratories, Inc.(a)	63	30,272
Illinois Tool Works, Inc.	227	53,581
Illumina, Inc.(a)	114	24,419
Ingersoll Rand, Inc.	191	10,696
Insulet Corp.(a)	51	14,653
International Flavors & Fragrances, Inc.	191	21,480
Interpublic Group of Cos., Inc. (The)	296	10,792
J.B. Hunt Transport Services, Inc.	39	7,373
Jazz Pharmaceuticals PLC(a)	37	5,796
Johnson Controls International PLC	530	36,872
Kellogg Co.	184	12,619
Keurig Dr Pepper, Inc.	424	14,959
Kimberly-Clark Corp.	256	33,283
Laboratory Corp. of America Holdings	48	12,102
LKQ Corp.	217	12,794
Lowe’s Cos., Inc.	463	96,420
MarketAxess Holdings, Inc.	18	6,549
Marsh & McLennan Cos., Inc.	380	66,466
MasterBrand, Inc.(a)	97	892
McCormick & Co., Inc.	127	9,540
Mettler-Toledo International, Inc.(a)	18	27,593
Microsoft Corp.	5,084	1,259,866
Moody’s Corp.	127	40,989
Newmont Corp.	558	29,535
Northern Trust Corp.	147	14,255
Novocure Ltd.(a)	63	5,744
NVIDIA Corp.	1,799	351,471
Old Dominion Freight Line, Inc.	55	18,328
ONEOK, Inc.	329	22,530
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Otis Worldwide Corp.	243	$19,982
Owens Corning	83	8,022
Pentair PLC	122	6,756
PepsiCo, Inc.	1,017	173,927
Phillips 66	327	32,788
Plug Power, Inc.(a)(c)	316	5,378
PNC Financial Services Group, Inc. (The)	314	51,945
Pool Corp.	31	11,954
PPG Industries, Inc.	183	23,852
Prudential Financial, Inc.	295	30,957
Quanta Services, Inc.	78	11,871
Quest Diagnostics, Inc.	94	13,957
Regions Financial Corp.	721	16,972
Republic Services, Inc.	124	15,478
ResMed, Inc.	106	24,207
Rivian Automotive, Inc., Class A(a)	167	3,240
Robert Half International, Inc.	82	6,885
Roche Holding AG	516	161,267
Rockwell Automation, Inc.	85	23,973
S&P Global, Inc.	250	93,735
Sempra Energy	247	39,602
State Street Corp.	266	24,294
STERIS PLC	59	12,184
SVB Financial Group(a)	38	11,493
Swiss Re AG	217	22,697
T. Rowe Price Group, Inc.	177	20,615
Take-Two Interactive Software, Inc.(a)	106	12,002
Target Corp.	317	54,568
Tesla, Inc.(a)	1,929	334,141
Texas Instruments, Inc.	687	121,743
Tractor Supply Co.	83	18,923
Trane Technologies PLC	178	31,883
Travelers Cos., Inc. (The)	190	36,313
Truist Financial Corp.	992	48,995
UGI Corp.	154	6,134
United Rentals, Inc.(a)	37	16,315
Vail Resorts, Inc.	30	7,870
Valero Energy Corp.	290	40,609
Shares		Value
United States–(continued)
Ventas, Inc.	225	$11,657
Vertex Pharmaceuticals, Inc.(a)	188	60,743
VF Corp.	247	7,642
W.W. Grainger, Inc.	33	19,453
Walt Disney Co. (The)(a)	1,352	146,679
Waters Corp.(a)	45	14,786
Welltower, Inc.	274	20,561
West Pharmaceutical Services, Inc.	51	13,546
Xylem, Inc.	134	13,937
Zoetis, Inc.	346	57,260
ZoomInfo Technologies, Inc., Class A(a)	146	4,122
		6,658,467
Total Common Stocks & Other Equity Interests (Cost $8,157,028)		9,903,565
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	32,855	32,855
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	23,188	23,195
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	37,549	37,549
Total Money Market Funds (Cost $93,593)		93,599
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.97% (Cost $8,250,621)		9,997,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,734	6,734
Invesco Private Prime Fund, 4.59%(d)(e)(f)	17,755	17,760
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,494)		24,494
TOTAL INVESTMENTS IN SECURITIES—100.21% (Cost $8,275,115)		10,021,658
OTHER ASSETS LESS LIABILITIES–(0.21)%		(21,285)
NET ASSETS–100.00%		$10,000,373
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $25,071, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,553	$125,808	$(111,506)	$-	$-	$32,855	$421
Invesco Liquid Assets Portfolio, Institutional Class	12,978	89,862	(79,647)	2	-	23,195	356
Invesco Treasury Portfolio, Institutional Class	21,204	143,780	(127,435)	-	-	37,549	548
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,157	$11,776	$(7,198)	$-	$(1)	$6,734	$22*
Invesco Private Prime Fund	4,918	24,815	(11,973)	-	-	17,760	58*
Total	$59,810	$396,041	$(337,759)	$2	$(1)	$118,093	$1,405

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$179,831	$—	$179,831
Austria	—	11,234	—	11,234
Belgium	—	19,307	—	19,307
Canada	416,147	—	—	416,147
China	—	53,689	—	53,689
Denmark	—	250,604	—	250,604
Finland	—	50,564	—	50,564
France	—	332,024	—	332,024
Germany	—	147,841	—	147,841
Hong Kong	—	114,718	—	114,718
Ireland	—	35,169	—	35,169
Israel	—	9,105	—	9,105
Italy	—	41,938	—	41,938
Japan	—	591,435	—	591,435
Netherlands	—	256,472	—	256,472
New Zealand	—	4,537	—	4,537
Norway	—	23,602	—	23,602
Singapore	—	18,827	—	18,827
Spain	—	66,893	—	66,893
Sweden	—	46,392	—	46,392
Switzerland	—	95,817	—	95,817
United Kingdom	139,167	339,785	—	478,952
United States	6,467,000	191,467	—	6,658,467
Money Market Funds	93,599	24,494	—	118,093
Total Investments	$7,115,913	$2,905,745	$—	$10,021,658
Invesco MSCI World SRI Index Fund